Environmental and legal matters (Details)	Mar. 20, 2014
Number of defendants, companies
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants	18
Number of defendants, individuals
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants	100
Number of defendants, subsidiaries
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants	2
Number of defendants, current employee
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants	2
Number of defendants, former employee
Loss Contingencies [Line Items]
Loss Contingency, Number of Defendants	1